Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate	March 31, 2018	March 31, 2017	March 31, 2016
Loss for the year	$(2,072,266)	$(1,042,648)	$(1,118,779)
Total income tax expense	–	–	–
Loss excluding income tax	$(2,072,266)	$(1,042,648)	$(1,118,779)

Income tax recovery using the Company’s tax rate	(544,000)	(271,000)	(291,000)
Non–deductible expenses and other	561,000	341,000	3,000
Change in deferred tax rates	(394,000)	–	–
Temporary difference booked to reserve	4,000	1,000	(4,000)
Deferred income tax assets not recognized	373,000	(71,000)	292,000
	$–	$–	$–

Schedule of Deductible Temporary Difference of Deferred Tax Asset

As at March 31, 2018, the Company had the following deductible temporary differences for which no deferred tax asset was recognized:

Expiry	Tax losses (capital)	Tax losses (non-capital)	Resource pools	Other
Within one year	$–	$–	$–	$–
One to five years	–	–	–	84,000
After five years	–	12,026,000	–	1,011,000
No expiry date	1,357,000	–	26,921,000	77,000
Total	$1,357,000	$12,026,000	$26,921,000	$1,172,000